As filed with the Securities and Exchange Commission on September 29, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: July 31

Date of reporting period: August 1, 2021 – July 31, 2022

ITEM 1. REPORT TO STOCKHOLDERS.

ABR Funds
ABR 50/50 Volatility Fund
ABR 75/25 Volatility Fund
Annual Report
July 31, 2022
ABR Dynamic Blend Equity & Volatility Fund

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
July 31, 2022

Dear Shareholder,
ABR Dynamic Funds, LLC is pleased to review the performance of the ABR Dynamic Blend Equity & Volatility Fund (“ABRVX” or
the “Fund”) from August 1, 2021 through July 31, 2022. During this period, the Institutional Shares of the Fund returned -14.93%.
The investment objective of the Fund is to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a benchmark index that measures the investment returns of a dynamic ratio of large-capitalization stocks and the volatility of large-capitalization stocks. The underlying index is the ABR Dynamic Blend Equity & Volatility Index Powered by Wilshire
(“ABRVXX Index” or the “Index”).
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowing for investment purposes)
in securities and instruments, including derivatives, that provide exposure to the constituents of the Index. For purposes of this policy, the notional value of the Fund’s investments in derivative instruments that provide exposure to the constituents of the Index may be counted toward satisfaction of the 80% policy. The Fund uses equities (via instruments that track the S&P 500® Total Return Index), equity volatility (via instruments that track the S&P 500® VIX Short-Term Futures Total Return Index – “SPVXSTR” Index), and cash
(via cash instruments).
The Fund employs a rules-based strategy to determine an allocation among equities, equity volatility, and cash. The approach is designed to approximately match the allocations of the ABRVXX Index. The strategy’s exposure to volatility tends to increase in periods of relatively high volatility and decrease in periods of relatively low volatility. Although not guaranteed, these tendencies are designed to capture favorable volatility movements in turbulent markets while preserving positive performance during extended rising markets.
If successful in this design, the strategy may serve as a useful source of diversification to equity markets over multiple market cycles.
The fiscal year saw the end of an equity bull market, followed by a relatively calm grind down in equities. Equity volatility was only modestly elevated, even at its highest levels. The highest closing value of the CBOE S&P 500 Volatility Index (“VIX”) was only $36.45.
For context, the long-term average of the VIX has been $19.58, and the VIX exceeded 80 in the Covid crisis. Further illustrative of the historically unusual combination of equity losses with relatively muted volatility is the fact that the S&P 500 Index return of -19.96%
in the first half of 2022 is in the worst 1 percentile of all S&P 500 returns with realized volatility below 25% over 6-month periods. In addition to the fact that volatility remained relatively low, it was also rather choppy and trendless in the first half of 2022. One illustration of the choppy nature of volatility is the fact that the VIX rose above 30 on 9 separate occasions in the first half of 2022 without ever even reaching 37. All of this is to say that there were repeated reversals in volatility without major trends, especially in the first half of 2022.
Overall, the choppy, trendless volatility environment described above was unfavorable for the Fund’s primarily trend-following strategy.
As a result, the Institutional Shares of the Fund returned -14.93% for the period August 1, 2021 through July 31, 2022.
For more information on ABR Dynamic Funds, LLC, please visit our website: www.abrfunds.com.
The return on and value of an investment in the mutual fund will fluctuate in response to market movements. Investments are subject to market risks, such as rapid increase or decrease in an investment value or liquidity, fluctuations in price due to economic conditions and other factors beyond the control of the Adviser. As with any mutual fund, there are risks involved with investing in the Fund, including the possible loss of principal. Other risks specific to the Fund are detailed in the prospectus. The Fund may also invest in derivative instruments, and a small investment could have a large potential impact on the performance of the Fund. Futures contracts have risks associated with index correlation, liquidity, default and margin. The Fund in not actively managed; passive management will not otherwise take defensive positions in declining markets unless such positions are reflected in the Index.

ABR 50/50 VOLATILITY FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
July 31, 2022

Dear Shareholder,
ABR Dynamic Funds, LLC is pleased to review the performance of the ABR 50/50 Volatility Fund (“ABRSX” or the “Fund”) from
August 1, 2021 through July 31, 2022. During this period, the Institutional Shares of the Fund returned -24.38%.
The investment objective of the Fund is to seek long-term capital appreciation.
In managing the Fund, the Adviser uses approximately 50% of each of its long volatility and short volatility proprietary strategies.
However, the Fund is not designed to achieve balanced risk among its long and short volatility exposures. Rather, the potential for long volatility exposure inherent in the 50/50 strategy is intended to help mitigate the risks associated with the Fund’s short volatility exposure, which may be significant at times.
The long volatility strategy is model-based. Depending on the level of volatility in the market environment, the long volatility model determines a long allocation to S&P 500 Index futures and exchange-traded products (ETPs) and a long allocation to VIX Index futures and ETPs. In low to medium volatility environments, as measured by the model, the strategy typically targets a lower exposure to VIX
Index futures and ETPs and a higher exposure to S&P 500 Index futures and ETPs. In medium to high volatility environments, as measured by the model, the strategy typically targets a higher exposure to VIX Index futures and ETPs and a lower exposure to S&P 500
Index futures and ETPs (as compared to the exposures in a low to medium volatility environment).
The short volatility strategy is model-based. Depending on the level of volatility in the market environment, the short volatility model determines a short allocation to VIX Index futures and ETPs, and long allocations to U.S. Treasuries and cash. In low volatility environments, as measured by the model, the strategy typically targets a lower short exposure to VIX Index futures and ETPs. In a medium volatility environment, the strategy typically targets a higher short exposure to VIX Index futures and ETPs. In high volatility environments, the strategy may target as little as zero short exposure to VIX Index futures and ETPs.
The Fund’s result during the past fiscal year is generally attributable to two things. First, a short allocation to CBOE S&P 500 Volatility
Index (“VIX”) futures, such as the Fund employed at various times and in various amounts, was down 13.95% over the Fund’s fiscal year
(SPVXSPI Index). Second, volatility was particularly choppy by some measures, in particular during 2022, which posed an unfavorable environment for the trend-following aspects of the Fund’s strategy.
Overall, the losses for short exposure to VIX futures combined with the generally choppy and trendless volatility environment were unfavorable for the Fund. As a result, the Institutional Shares of the Fund returned -24.38% for the period August 1, 2021 through July
31, 2022.
For more information on ABR Dynamic Funds, LLC, please visit our website: www.abrfunds.com.
The return on and value of an investment in the mutual fund will fluctuate in response to market movements. Investments are subject to market risks, such as rapid increase or decrease in an investment value or liquidity, fluctuations in price due to economic conditions and other factors beyond the control of the Adviser. As with any mutual fund, there are risks involved with investing in the Fund, including the possible loss of principal. Other risks specific to the Fund are detailed in the prospectus. The Fund is non-diversified, and fluctuations in individual holdings will have a greater impact on the Fund’s performance. The Fund may also invest in derivative instruments, and a small investment could have a large potential impact on the performance of the Fund. Futures contracts have risks associated with index correlation, liquidity, default and margin. The Fund may take temporary defensive positions under extraordinary market, political, or macroeconomic conditions.
Prior to December 1, 2020, the ABR 50/50 Volatility Fund was the ABR Dynamic Short Volatility Fund.

ABR 75/25 VOLATLITY FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
July 31, 2022

Dear Shareholder,
ABR Dynamic Funds, LLC is pleased to review the performance of the ABR 75/25 Volatility Fund (“VOLSX” or the “Fund”) from
August 1, 2021 through July 31, 2022. During this period, the Institutional Shares of the Fund returned -17.88%.
The investment object of the Fund is to seek long-term capital appreciation.
In managing the Fund, the Adviser uses approximately 75% of its proprietary long volatility strategy and 25% of its proprietary short volatility strategy. This blend of strategies is designed to seek to generate favorable long-term risk-adjusted returns.
The long volatility strategy is model-based. Depending on the level of volatility in the market environment, the long volatility model determines a long allocation to S&P 500 Index futures and exchange-traded products (ETPs) and a long allocation to VIX Index futures and ETPs. In low to medium volatility environments, as measured by the model, the strategy typically targets a lower exposure to VIX
Index futures and ETPs and a higher exposure to S&P 500 Index futures and ETPs. In medium to high volatility environments, as measured by the model, the strategy typically targets a higher exposure to VIX Index futures and ETPs and a lower exposure to S&P 500
Index futures and ETPs (as compared to the exposures in a low to medium volatility environment).
The short volatility strategy is model-based. Depending on the level of volatility in the market environment, the short volatility model determines a short allocation to VIX Index futures and ETPs, and long allocations to U.S. Treasuries and cash. In low volatility environments, as measured by the model, the strategy typically targets a lower short exposure to VIX Index futures and ETPs. In a medium volatility environment, the strategy typically targets a higher short exposure to VIX Index futures and ETPs. In high volatility environments, the strategy may target as little as zero short exposure to VIX Index futures and ETPs.
The fiscal year saw the end of an equity bull market, followed by a relatively calm grind down in equities. Equity volatility was only modestly elevated, even at its highest levels. The highest closing value of the CBOE S&P 500 Volatility Index (“VIX”) was only $36.45.
For context, the long-term average of the VIX has been $19.58, and the VIX exceeded 80 in the Covid crisis. Further illustrative of the historically unusual combination of equity losses with relatively muted volatility is the fact that the S&P 500 Index return of -19.96%
in the first half of 2022 is in the worst 1 percentile of all S&P 500 returns with realized volatility below 25% over 6-month periods. In addition to the fact that volatility remained relatively low, it was also rather choppy and trendless in the first half of 2022. One illustration of the choppy nature of volatility is the fact that the VIX rose above 30 on 9 separate occasions in the first half of 2022 without ever even reaching 37. All of this is to say that there were repeated reversals in volatility without major trends, especially in the first half of 2022.
Overall, the choppy, trendless volatility environment described above was unfavorable for the Fund’s generally trend-following strategy.
As a result, the Institutional Shares of the Fund returned -17.88% for the fiscal year.
For more information on ABR Dynamic Funds, LLC, please visit our website: www.abrfunds.com.
The return on and value of an investment in the mutual fund will fluctuate in response to market movements. Investments are subject to market risks, such as rapid increase or decrease in an investment value or liquidity, fluctuations in price due to economic conditions and other factors beyond the control of the Adviser. As with any mutual fund, there are risks involved with investing in the Fund, including the possible loss of principal. Other risks specific to the Fund are detailed in the prospectus. The Fund is non-diversified, and fluctuations in individual holdings will have a greater impact on the Fund’s performance. The Fund may also invest in derivative instruments, and a small investment could have a large potential impact on the performance of the Fund. Futures contracts have risks associated with index correlation, liquidity, default and margin. The Fund may take temporary defensive positions under extraordinary market, political, or macroeconomic conditions.

ABR Dynamic Blend Equity & Volatility Fund
PERFORMANCE CHART AND ANALYSIS (Unaudited)
July 31, 2022

The following chart reflects the change in the value of a hypothetical $100,000 investment in Institutional Shares, including reinvested dividends and distributions, in the ABR Dynamic Blend Equity & Volatility Fund (the “Fund”) compared with the performance of the benchmark, S&P 500 Index (the "S&P 500"), since inception. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $100,000 Investment
ABR Dynamic Blend Equity & Volatility Fund - Institutional Shares vs. S&P 500 Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Institutional
Shares and Investor Shares are 2.03% and 2.44%, respectively. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
(excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) to 2.00% for Institutional
Shares and 2.25% for Investor Shares, through at least November 30, 2022 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the year, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance and current
Fund prices, please call (855) 422-4518.
Average Annual Total Returns
Periods Ended July 31, 2022 One Year Five Years Since Inception
(1)
ABR Dynamic Blend Equity & Volatility Fund - Institutional Shares -14.93% 8.82% 6.72%
ABR Dynamic Blend Equity & Volatility Fund - Investor Shares -15.22% 8.43% 6.38%
S&P 500 Index -4.64% 12.83% 12.27%
(1)
Institutional Shares commenced operations on August 3, 2015 and Investor Shares commenced operations on August 14, 2015. The return shown for the S&P 500
Index is as of August 3, 2015.

ABR 50/50 Volatility Fund
PERFORMANCE CHART AND ANALYSIS (Unaudited)
July 31, 2022

The following chart reflects the change in the value of a hypothetical $100,000 investment in Institutional Shares, including reinvested dividends and distributions, in the ABR 50/50 Volatility Fund (the “Fund”) compared with the performance of the benchmark, FTSE
3-Month U.S. T-Bill Index, since inception. The FTSE 3-Month U.S. T-Bill Index measures return equivalents of yield averages that are not marked to market and consists of the last three three-month Treasury Bill month-end rates. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $100,000 Investment
ABR 50/50 Volatility Fund - Institutional Shares vs. FTSE 3-Month U.S. T-Bill Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Institutional
Shares and Investor Shares are 2.91% and 4.74%, respectively. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
(excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) to 2.50% for Institutional
Shares and 2.75% for Investor Shares, through at least November 30, 2022 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the year, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance and current
Fund prices, please call (855) 422-4518.
Average Annual Total Returns
Periods Ended July 31, 2022 One Year Since Inception
(1)
ABR 50/50 Volatility Fund - Institutional Shares -24.38% -0.03%
ABR 50/50 Volatility Fund - Investor Shares -24.57% -0.26%
FTSE 3-Month U.S. T-Bill Index 0.29% 1.09%
(1)
Institutional Shares commenced operations on October 2, 2017 and Investor Shares commenced operations on October 11, 2017. The return shown for the FTSE
3-Month U.S. T-Bill Index is as of October 2, 2017.

ABR 75/25 VOLATILITY FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
July 31, 2022

The following chart reflects the change in the value of a hypothetical $100,000 investment in Institutional Shares, including reinvested dividends and distributions, in the ABR 75/25 Volatility Fund (the “Fund”) compared with the performance of the benchmark, FTSE
3-Month U.S. T-Bill Index, since inception. The FTSE 3-Month U.S. T-Bill Index measures return equivalents of yield averages that are not marked to market and consists of the last three three-month Treasury Bill month-end rates. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $100,000 Investment
ABR 75/25 Volatility Fund - Institutional Shares vs. FTSE 3-Month U.S. T-Bill Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Institutional
Shares and Investor Shares are 2.78% and 3.48%, respectively. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
(excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) to 1.75% for Institutional
Shares and 2.00% for Investor Shares, through at least November 30, 2022 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the year, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance and current
Fund prices, please call (855) 422-4518.
Average Annual Total Returns
Periods Ended July 31, 2022 One Year Since Inception
(1)
ABR 75/25 Volatility Fund - Institutional Shares -17.88% -1.61%
ABR 75/25 Volatility Fund - Investor Shares -18.15% -1.94%
FTSE 3-Month U.S. T-Bill Index 0.29% 0.18%
(1)
Institutional Shares commenced operations on August 3, 2020 and Investor Shares commenced operations on August 5, 2020. The return shown for the FTSE 3-Month
U.S. T-Bill Index is as of August 3, 2020.

ABR Dynamic Blend Equity & Volatility Fund
SCHEDULE OF INVESTMENTS
July 31, 2022

See Notes to Financial Statements.
At July 31, 2022, the Fund held the following exchange-traded futures contracts.
The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to
Financial Statements.
The Level 1 value displayed in this table includes futures.
Value
Investments, at value - 0.0% (Cost $0) $ 0
Other Assets & Liabilities, Net - 100.0% 184,131,943
Net Assets - 100.0% $ 184,131,943
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
(Depreciation)
95 CBOE VIX Future 08/17/22 $ 2,403,299 $ 2,224,501 $ (178,798)
58 CBOE VIX Future 09/21/22 1,528,636 1,472,139 (56,497)
888 S&P 500 E-mini Future 09/16/22 168,228,656 183,527,400 15,298,744
$ 172,160,591 $ 187,224,040 $ 15,063,449
Valuation Inputs Other Financial Instruments*
Level 1 - Quoted Prices $ 15,063,449
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 15,063,449
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation (depreciation)
at year end.
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
Other Assets & Liabilities, Net 100.0%
100.0%

ABR 50/50 Volatility Fund
SCHEDULE OF INVESTMENTS
July 31, 2022

See Notes to Financial Statements.
At July 31, 2022, the Fund held the following exchange-traded futures contracts:
The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to
Financial Statements.
The Level 1 value displayed in this table includes futures.
Value
Investments, at value - 0.0% (Cost $0) $ 0
Other Assets & Liabilities, Net - 100.0% 59,599,859
Net Assets - 100.0% $ 59,599,859
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
(836) CBOE VIX Future 08/17/22 $ (23,004,872) $ (19,575,609) $ 3,429,263
(515) CBOE VIX Future 09/21/22 (13,673,283) (13,071,576) 601,707
128 S&P 500 E-mini Future 09/16/22 24,548,311 26,454,400 1,906,089
$ (12,129,844) $ (6,192,785) $ 5,937,059
Valuation Inputs Other Financial Instruments*
Level 1 - Quoted Prices $ 5,937,059
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 5,937,059
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation (depreciation)
at year end.
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
Other Assets & Liabilities, Net 100.0%
100.0%

ABR 75/25 Volatility Fund
SCHEDULE OF INVESTMENTS
July 31, 2022

See Notes to Financial Statements.
At July 31, 2022, the Fund held the following exchange-traded futures contracts:
The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to
Financial Statements.
The Level 1 value displayed in this table includes futures.
Value
Investments, at value - 0.0% (Cost $0) $ 0
Other Assets & Liabilities, Net - 100.0% 327,049,608
Net Assets - 100.0% $ 327,049,608
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
(2,458) CBOE VIX Future 08/17/22 $ (67,406,144) $ (57,556,036) $ 9,850,108
(1,520) CBOE VIX Future 09/21/22 (40,294,879) (38,580,184) 1,714,695
1,108 S&P 500 E-mini Future 09/16/22 210,895,914 228,995,900 18,099,986
$ 103,194,891 $ 132,859,680 $ 29,664,789
Valuation Inputs Other Financial Instruments*
Level 1 - Quoted Prices $ 29,664,789
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 29,664,789
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation (depreciation)
at year end.
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
Other Assets & Liabilities, Net 100.0%
100.0%

ABR Funds
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2022

See Notes to Financial Statements.
* $20,184,401, $10,326,056, and $35,013,767 was held at StoneX Financial, Inc. and $27,054,157, $19,184,553 and $63,398,249 was held at ED&F Man Capital
Markets, Inc. for the ABR Dynamic Blend Equity & Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25 Volatility Fund, respectively.
ABR Dynamic Blend
Equity & Volatility Fund
ABR 50/50
Volatility Fund
ABR 75/25
Volatility Fund
ASSETS
Cash $ 140,706,993 $ 30,165,815 $ 229,137,363
Deposits with broker* 47,238,558 29,510,609 98,412,016
Receivables:
Fund shares sold 52,920 9,816 274,772
Interest 139,577 31,751 243,961
Prepaid expenses 33,713 21,104 41,177
Total Assets
188,171,761 59,739,095 328,109,289
LIABILITIES
Payables:
Fund shares redeemed 3,727,094 14,400 596,841
Accrued Liabilities:
Investment adviser fees 233,673 76,345 358,867
Fund services fees 16,727 8,841 21,504
Other expenses 62,324 39,650 82,469
Total Liabilities
4,039,818 139,236 1,059,681
NET ASSETS
$ 184,131,943 $ 59,599,859 $ 327,049,608
COMPONENTS OF NET ASSETS
Paid-in capital $ 231,423,592 $ 91,026,690 $ 438,954,105
Accumulated loss (47,291,649) (31,426,831) (111,904,497)
NET ASSETS
$ 184,131,943 $ 59,599,859 $ 327,049,608
SHARES OF BENEFICIAL INTEREST AT NO PAR
VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares 15,240,322 10,259,572 37,894,091
Investor Shares 2,310,612 877,536 2,458,586
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE
Institutional Shares (based on net assets of
$160,485,467, $54,979,092 and $307,247,186,
respectively) $ 10.53 $ 5.36 $ 8.11
Investor Shares (based on net assets of $23,646,476,
$4,620,767 and $19,802,422, respectively) $ 10.23 $ 5.27 $ 8.05

ABR Funds
STATEMENTS OF OPERATIONS
YEAR ENDED JULY 31, 2022

See Notes to Financial Statements.
ABR Dynamic Blend
Equity & Volatility Fund
ABR 50/50
Volatility Fund
ABR 75/25
Volatility Fund
INVESTMENT INCOME
Interest income $ 339,345 $ 295,428 $ 1,045,782
Total Investment Income
339,345 295,428 1,045,782
EXPENSES
Investment adviser fees 4,366,986 2,098,835 9,853,680
Fund services fees 239,965 105,015 320,587
Transfer agent fees:
Institutional Shares 36,219 22,780 65,159
Investor Shares 25,408 22,780 22,780
Distribution fees:
Investor Shares 97,566 9,082 71,245
Custodian fees 20,479 6,257 34,257
Registration fees:
Institutional Shares 22,072 23,951 29,994
Investor Shares 19,382 17,866 17,394
Professional fees 46,306 36,772 53,956
Trustees' fees and expenses 12,904 7,336 17,596
Brokerage fees 43,931 17,180 7,378
Other expenses 311,795 118,470 425,232
Total Expenses 5,243,013 2,486,324 10,919,258
Fees waived
(154,608) (378,410) (3,950,442)
Net Expenses
5,088,405 2,107,914 6,968,816
NET INVESTMENT LOSS
(4,749,060) (1,812,486) (5,923,034)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments
– 692,529 423,632
Net gain from contribution by affiliate
– – –
Futures
(45,714,468) (24,826,826) (102,232,866)
Net realized loss
(45,714,468) (24,134,297) (101,809,234)
Net change in unrealized appreciation (depreciation) on:
Investments
– (1,342,121) (2,676,186)
Futures
7,454,516 4,533,649 21,337,277
Net change in unrealized appreciation (depreciation)
7,454,516 3,191,528 18,661,091
NET REALIZED AND UNREALIZED LOSS
(38,259,952) (20,942,769) (83,148,143)
DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS
$ (43,009,012) $ (22,755,255) $ (89,071,177)

ABR Funds
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
ABR Dynamic Blend
Equity & Volatility Fund
ABR 50/50
Volatility Fund
For the Years
Ended July 31,
For the Years
Ended July 31,
2022 2021 2022 2021
OPERATIONS
Net investment loss $ (4,749,060) $ (3,937,903) $ (1,812,486) $ (1,345,879)
Net realized gain (loss) (45,714,468) 22,470,674 (24,134,297) 28,252,310
Net change in unrealized appreciation (depreciation) 7,454,516 (1,969,414) 3,191,528 (873,590)
Increase (Decrease) in Net Assets Resulting from Operations
(43,009,012) 16,563,357 (22,755,255) 26,032,841
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares (17,765,425) (28,484,217) (33,371,545) (361)
Investor Shares (3,388,727) (6,484,904) (1,207,076) (18)
Total Distributions Paid
(21,154,152) (34,969,121) (34,578,621) (379)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 133,579,705 193,954,616 70,719,381 78,203,644
Investor Shares 27,696,164 38,309,659 5,958,909 2,702,605
Reinvestment of distributions:
Institutional Shares 16,585,244 16,253,455 30,001,157 94
Investor Shares 3,187,329 5,890,453 1,179,028 18
Redemption of shares:
Institutional Shares
(133,171,929) (193,053,133) (73,174,661) (66,412,841)
Investor Shares
(39,093,796) (39,766,454) (3,180,734) (4,090,975)
Increase in Net Assets from Capital Share Transactions
8,782,717 21,588,596 31,503,080 10,402,545
Increase (Decrease) in Net Assets
(55,380,447) 3,182,832 (25,830,796) 36,435,007
NET ASSETS
Beginning of Year/Period
239,512,390 236,329,558 85,430,655 48,995,648
End of Year/Period
$ 184,131,943 $ 239,512,390 $ 59,599,859 $ 85,430,655
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 10,913,605 14,139,657 8,944,222 9,302,616
Investor Shares 2,210,885 2,810,690 840,471 322,578
Reinvestment of distributions:
Institutional Shares 1,286,675 1,346,599 3,989,516 12
Investor Shares 253,970 498,768 159,113 2
Redemption of shares:
Institutional Shares
(11,719,391) (13,440,262) (10,411,367) (8,042,226)
Investor Shares
(3,297,653) (2,874,913) (399,756) (490,398)
Increase (Decrease) in Shares
(351,909) 2,480,539 3,122,199 1,092,584

ABR Funds
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
*Commencement of operations.
ABR 75/25
Volatility Fund
For the Year
Ended
July 31, 2022
August 3, 2020*
through
July 31, 2021
$ (5,923,034) $ (3,211,118)
(101,809,234) 39,401,486
18,661,091 11,003,698
(89,071,177) 47,194,066
(63,854,266) –
(6,173,120) –
(70,027,386) –
243,321,377 337,906,689
35,215,017 23,771,642
57,514,074 –
6,117,863 –
(161,780,379) (67,460,683)
(31,912,102) (3,739,393)
148,475,850 290,478,255
(10,622,713) 337,672,321
337,672,321 –
$ 327,049,608 $ 337,672,321
23,551,457 33,189,237
3,302,812 2,321,006
5,477,531 –
585,441 –
(17,818,446) (6,505,688)
(3,395,096) (355,577)
11,703,699 28,648,978

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended July 31,
2022 2021 2020 2019 2018
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 13.43 $ 15.37 $ 10.20 $ 10.63 $ 10.12
INVESTMENT OPERATIONS
Net investment loss (a) (0.23) (0.26) (0.16) (0.13) (0.16)
Net realized and unrealized gain (loss)
(1.57) 1.33 5.41 0.08 1.00
Total from Investment Operations
(1.80) 1.07 5.25 (0.05) 0.84
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(1.10) (3.01) (0.08) (0.38) (0.33)
Total Distributions to Shareholders
(1.10) (3.01) (0.08) (0.38) (0.33)
NET ASSET VALUE, End of Year
$ 10.53 $ 13.43 $ 15.37 $ 10.20 $ 10.63
TOTAL RETURN
(14.93)% 9.20% 51.91% (0.31)% 8.45%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 160,485 $ 198,285 $ 195,398 $ 37,331 $ 23,783
Ratios to Average Net Assets:
Net investment loss (1.86)% (1.93)% (1.28)% (1.31)% (1.54)%
Net expenses 2.00% 2.00% 2.00% 2.00% 2.03%
Brokerage fees 0.02% 0.02% 0.01% 0.02% 0.03%
Net expenses without brokerage fees 1.98% 1.98% 1.99% 1.98% 2.00%
Gross expenses (b) 2.05% 2.03% 2.20% 2.41% 2.68%
PORTFOLIO TURNOVER RATE 0% 0% 0% 0% 0%
(a) Calculated based on average shares outstanding during each year.
(b) Reflects the expense ratio excluding any waivers and/or reimbursements.

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended July 31,
2022 2021 2020 2019 2018
INVESTOR SHARES
NET ASSET VALUE, Beginning of Year
$ 13.12 $ 15.11 $ 10.05 $ 10.51 $ 10.08
INVESTMENT OPERATIONS
Net investment loss (a) (0.26) (0.29) (0.20) (0.16) (0.19)
Net realized and unrealized gain (loss)
(1.53) 1.31 5.34 0.08 0.95
Total from Investment Operations
(1.79) 1.02 5.14 (0.08) 0.76
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(1.10) (3.01) (0.08) (0.38) (0.33)
Total Distributions to Shareholders
(1.10) (3.01) (0.08) (0.38) (0.33)
NET ASSET VALUE, End of Year
$ 10.23 $ 13.12 $ 15.11 $ 10.05 $ 10.51
TOTAL RETURN
(15.22)% 8.99% 51.59% (0.61)% 7.67%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 23,646 $ 41,227 $ 40,932 $ 3,158 $ 1,491
Ratios to Average Net Assets:
Net investment loss (2.14)% (2.18)% (1.53)% (1.58)% (1.80)%
Net expenses 2.25% 2.25% 2.25% 2.25% 2.28%
Brokerage fees 0.02% 0.02% 0.01% 0.02% 0.03%
Net expenses without brokerage fees 2.23% 2.23% 2.24% 2.23% 2.25%
Gross expenses (b) 2.40% 2.44% 2.76% 3.81% 6.41%
PORTFOLIO TURNOVER RATE 0% 0% 0% 0% 0%
(a) Calculated based on average shares outstanding during each year.
(b) Reflects the expense ratio excluding any waivers and/or reimbursements.

ABR 50/50 VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Years Ended July 31, October 2, 2017 (a)
Through
July 31, 2018 2022 2021 2020 2019
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period
$ 10.66 $ 7.08 $ 7.68 $ 7.80 $ 10.00
INVESTMENT OPERATIONS
Net investment loss (b) (0.17) (0.19) (0.15) (0.05) (0.05)
Net realized and unrealized gain (loss)
(1.34) 3.77 0.40 0.57 (2.05)(c)
Total from Investment Operations
(1.51) 3.58 0.25 0.52 (2.10)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(3.79) (0.00)(d) (0.85) (0.64) (0.10)
Total Distributions to Shareholders
(3.79) (0.00) (0.85) (0.64) (0.10)
NET ASSET VALUE, End of Period
$ 5.36 $ 10.66 $ 7.08 $ 7.68 $ 7.80
TOTAL RETURN
(24.38)%(e) 50.57% 1.71% 9.46% (21.24)%(f)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 54,979 $ 82,498 $ 45,863 $ 2,824 $ 2,909
Ratios to Average Net Assets:
Net investment loss (2.15)% (2.19)% (2.11)% (0.74)% (0.73)%(g)
Net expenses 2.50% 2.50% 2.50% 2.50% 2.66%(g)
Brokerage fees 0.02% 0.02% 0.05% 0.14% 0.16%(g)
Net expenses without brokerage fees 2.48% 2.48% 2.45% 2.36% 2.50%(g)
Gross expenses (h) 2.90% 2.91% 3.70% 6.66% 10.28%(g)
PORTFOLIO TURNOVER RATE (i) 2,774% 1,782% 875% 963% 748%(f)
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Per share amount does not accord with the amount reported in the Statement of Operations for the period ended July 31, 2018 due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.
(d) Less than $0.01 per share.
(e) Total return includes the impact of the net gain from reimbursement by affiliate. Absent this reimbursement, total return would have been (24.52)%. See
Note 6.
(f) Not annualized.
(g) Annualized.
(h) Reflects the expense ratio excluding any waivers and/or reimbursements.
(i) Short term cash instruments and derivative instruments such as futures contracts are excluded from the portfolio turnover rate calculation.

ABR 50/50 VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Years Ended July 31, October 11, 2017 (a)
Through
July 31, 2018 2022 2021 2020 2019
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period
$ 10.56 $ 7.03 $ 7.64 $ 7.79 $ 10.06
INVESTMENT OPERATIONS
Net investment loss (b) (0.17) (0.21) (0.17) (0.07) (0.06)
Net realized and unrealized gain (loss)
(1.33) 3.74 0.41 0.56 (2.11)(c)
Total from Investment Operations
(1.50) 3.53 0.24 0.49 (2.17)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(3.79) (0.00)(d) (0.85) (0.64) (0.10)
Total Distributions to Shareholders
(3.79) (0.00) (0.85) (0.64) (0.10)
NET ASSET VALUE, End of Period
$ 5.27 $ 10.56 $ 7.03 $ 7.64 $ 7.79
TOTAL RETURN
(24.57)%(e) 50.21% 1.58% 9.07% (21.81)%(f)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 4,621 $ 2,933 $ 3,133 $ 715 $ 1,758
Ratios to Average Net Assets:
Net investment loss (2.40)% (2.52)% (2.36)% (0.99)% (0.95)%(g)
Net expenses 2.75% 2.75% 2.75% 2.75% 2.91%(g)
Brokerage fees 0.02% 0.02% 0.09% 0.14% 0.16%(g)
Net expenses without brokerage fees 2.73% 2.73% 2.66% 2.61% 2.75%(g)
Gross expenses (h) 4.41% 4.74% 6.53% 8.24% 9.55%(g)
PORTFOLIO TURNOVER RATE (i) 2,774% 1,782% 875% 963% 748%(f)
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Per share amount does not accord with the amount reported in the Statement of Operations for the period ended July 31, 2018 due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.
(d) Less than $0.01 per share.
(e) Total return includes the impact of the net gain from reimbursement by affiliate. Absent this reimbursement, total return would have been (24.71)%. See
Note 6.
(f) Not annualized.
(g) Annualized.
(h) Reflects the expense ratio excluding any waivers and/or reimbursements.
(i) Short term cash instruments and derivative instruments such as futures contracts are excluded from the portfolio turnover rate calculation.

ABR 75/25 VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Year
Ended
July 31, 2022
August 3, 2020 (a)
Through
July 31, 2021
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period
$ 11.79 $ 10.00
INVESTMENT OPERATIONS
Net investment loss (b) (0.15) (0.16)
Net realized and unrealized gain (loss)
(1.50) 1.95
Total from Investment Operations
(1.65) 1.79
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(2.03) –
Total Distributions to Shareholders
(2.03) –
NET ASSET VALUE, End of Period
$ 8.11 $ 11.79
TOTAL RETURN
(17.88)% 17.90%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 307,247 $ 314,576
Ratios to Average Net Assets:
Net investment loss (1.48)% (1.53)%(d)
Net expenses 1.75% 1.75%(d)
Brokerage fees 0.00% 0.00%(d)
Net expenses without brokerage fees 1.75% 1.75%(d)
Gross expenses (e) 2.74% 2.78%(d)
PORTFOLIO TURNOVER RATE (f) 2,720% 1,622%(c)
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.
(f) Short term cash instruments and derivative instruments such as futures contracts are excluded from the portfolio turnover rate calculation.

ABR 75/25 VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Year
Ended
July 31, 2022
August 5, 2020 (a)
Through
July 31, 2021
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period
$ 11.75 $ 10.00
INVESTMENT OPERATIONS
Net investment loss (b) (0.18) (0.19)
Net realized and unrealized gain (loss)
(1.49) 1.94
Total from Investment Operations
(1.67) 1.75
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(2.03) –
Total Distributions to Shareholders
(2.03) –
NET ASSET VALUE, End of Period
$ 8.05 $ 11.75
TOTAL RETURN
(18.15)% 17.50%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 19,802 $ 23,096
Ratios to Average Net Assets:
Net investment loss (1.75)% (1.76)%(d)
Net expenses 2.00% 2.00%(d)
Brokerage fees 0.00% 0.00%(d)
Net expenses without brokerage fees 2.00% 2.00%(d)
Gross expenses (e) 3.18% 3.48%(d)
PORTFOLIO TURNOVER RATE (f) 2,720% 1,622%(c)
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.
(f) Short term cash instruments and derivative instruments such as futures contracts are excluded from the portfolio turnover rate calculation.

ABR Funds
NOTES TO FINANCIAL STATEMENTS
July 31, 2022

Note 1. Organization
The ABR Dynamic Blend Equity & Volatility Fund is a diversified portfolio and the ABR 50/50 Volatility Fund and ABR 75/25 Volatility
Fund (individually, a “Fund” and collectively, the “Funds”) are non-diversified portfolios of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of
1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. Each Fund currently offers two classes of shares: Institutional Shares and Investor Shares.
Institutional Shares and Investor Shares commenced operations on August 3, 2015, and August 14, 2015, respectively, for the ABR
Dynamic Blend Equity & Volatility Fund; October 2, 2017 and October 11, 2017, respectively, for the ABR 50/50 Volatility Fund; and
August 3, 2020 and August 5, 2020, respectively, for the ABR 75/25 Volatility Fund. The ABR Dynamic Blend Equity & Volatility
Fund’s investment objective is to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a benchmark index that measures the investment returns of a dynamic ratio of large-capitalization stocks and the volatility of large-capitalization stocks. The ABR 50/50 Volatility Fund and ABR 75/25 Volatility Fund’s investment objective is to seek long-term capital appreciation. Prior to December 1, 2020, the ABR 50/50 Volatility Fund was named ABR Dynamic Short Volatility Fund.
Note 2. Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year.
Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Futures contracts are valued at the day’s settlement price on the exchange where the contract is traded. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Each Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 4, believes that the values available are unreliable. The Trust’s
Valuation Committee, as defined in each Fund’s registration statement, performs certain functions as they relate to the administration and oversight of each Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.

ABR Funds
NOTES TO FINANCIAL STATEMENTS
July 31, 2022

Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as
Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of July 31, 2022, for each Fund’s investments is included in each Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Futures Contracts – Each Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.
Notional amounts of each individual futures contract outstanding as of July 31, 2022, for each Fund, are disclosed in the Notes to
Schedules of Investments.
Distributions to Shareholders – Each Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Funds are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from
GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each
Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter
1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund will file a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue
Service for a period of three fiscal years after they are filed. As of July 31, 2022, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

ABR Funds
NOTES TO FINANCIAL STATEMENTS
July 31, 2022

The Funds' class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of each Fund.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.
Note 3. Cash – Concentration in Uninsured Account
For cash management purposes, each Fund may concentrate cash with each Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of July 31, 2022, the ABR Dynamic Blend Equity
& Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25 Volatility Fund had $140,456,993, $29,915,815 and $228,887,363,
respectively, at US Bank that exceeded the FDIC insurance limit.
Note 4. Fees and Expenses
Investment Adviser – ABR Dynamic Funds, LLC (the “Adviser”) is the investment adviser to the Funds. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, at an annual rate of 1.75%, 2.50%, and 2.50% of the average daily net assets of the ABR Dynamic Blend Equity & Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25 Volatility Fund,
respectively.
Distribution – Foreside Fund Services, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group), acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 of the Act. Under the Plan, each Fund may pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of each Fund’s average daily net assets of Investor Shares for providing distribution and/or shareholder services to the Funds. The Distributor is not affiliated with the Adviser or Atlantic Fund
Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund.
The fees related to these services are included in Fund services fees and Transfer agent fees within the Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, each Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief
Compliance Officer and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Note 5. Expenses Reimbursed and Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses
After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) to 2.00% for Institutional Shares and 2.25% for Investor Shares of the ABR Dynamic Blend Equity & Volatility
Fund; 2.50% for Institutional Shares and 2.75% for Investor Shares of the ABR 50/50 Volatility Fund; and 1.75% for Institutional
Shares and 2.00% for Investor Shares of the ABR 75/25 Volatility Fund, through at least at least November 30, 2022. Other Fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the year ended July 31, 2022, fees waived and expenses reimbursed were as follows:

ABR Funds
NOTES TO FINANCIAL STATEMENTS
July 31, 2022

The Adviser may be reimbursed by each Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of July 31, 2022, $332,839,
$835,304 and $5,893,871 is subject to recapture by the Adviser for the ABR Dynamic Blend Equity & Volatility Fund, ABR 50/50
Volatility Fund, and ABR 75/25 Volatility Fund, respectively. Other Waivers are not eligible for recoupment.
Note 6. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the year ended July 31, 2022, were as follows:
The Adviser voluntarily contributed $130,916 to the ABR 50/50 Volatility Fund to offset a realized loss related to a trade error. The amount of the contribution and the loss on the sale are reported net on the Statements of Operations under the line item Net gain from contribution by affiliate.
Note 7. Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The total notional value of transactions for the year ended July 31, 2022, for any derivative type that was held is as follows:
Each Fund’s use of derivatives during the year ended July 31, 2022, was limited to futures contracts.
Realized and unrealized gains and losses on derivatives contracts during the year ended July 31, 2022, by each Fund are recorded in the following locations on the Statements of Operations:
ABR Dynamic Blend Equity & Volatility Fund
Investment Adviser
Fees Waived Other Waivers Total Fees Waived
ABR Dynamic Blend Equity & Volatility Fund $ 93,009 $ 61,599 $ 154,608
ABR 50/50 Volatility Fund 353,813 24,597 378,410
ABR 75/25 Volatility Fund 3,822,551 127,891 3,950,442
U.S. Government Obligations
Purchases Sales
ABR Dynamic Blend Equity & Volatility Fund $ – $ –
ABR 50/50 Volatility Fund 270,255,054 288,298,643
ABR 75/25 Volatility Fund 554,348,992 589,251,620
ABR Dynamic Blend
Equity & Volatility Fund
ABR 50/50
Volatility Fund
ABR 75/25
Volatility Fund
Futures Contracts $ 3,884,916,021 $ 2,122,351 $ 3,074,402,079
Location:
Equity
Contracts
Net realized gain (loss) on:
Futures $ (45,714,468)
Total net realized gain (loss) $ (45,714,468)
Net change in unrealized appreciation (depreciation) on:
Futures $ 7,454,516
Total net change in unrealized appreciation (depreciation) $ 7,454,516

ABR Funds
NOTES TO FINANCIAL STATEMENTS
July 31, 2022

ABR 50/50 Volatility Fund
ABR 75/25 Volatility Fund
Note 8. Federal Income Tax
As of July 31, 2022, the cost and components of net unrealized appreciation were as follows:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of July 31, 2022, distributable earnings (accumulated loss) on a tax basis for the Funds were as follows:
For tax purposes, the current year late-year ordinary loss was $2,522,258, $984,592 and $3,424,454 for the ABR Dynamic Blend Equity
& Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25 Volatility Fund, respectively, (realized during the period January 1,
2022 through July 31, 2022). The current year post-October capital loss was $44,769,391, $30,442,239, and $108,480,043 for the ABR
Dynamic Blend Equity & Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25 Volatility Fund, respectively, (realized during the period November 1, 2021 through July 31, 2022). These losses will be recognized for tax purposes on the first business day of each
Fund’s next fiscal year, August 1, 2022.
Location:
Equity
Contracts
Net realized gain (loss) on:
Futures $ (24,826,826)
Total net realized gain (loss) $ (24,826,826)
Net change in unrealized appreciation (depreciation) on:
Futures $ 4,533,649
Total net change in unrealized appreciation (depreciation) $ 4,533,649
Location:
Equity
Contracts
Net realized gain (loss) on:
Futures $ (102,232,866)
Total net realized gain (loss) $ (102,232,866)
Net change in unrealized appreciation (depreciation) on:
Futures $ 21,337,277
Total net change in unrealized appreciation (depreciation) $ 21,337,277
Tax Cost of Investments
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
ABR Dynamic Blend Equity & Volatility Fund $ – $ – $ – $ –
ABR 50/50 Volatility Fund – – – –
ABR 75/25 Volatility Fund – – – –
Ordinary Income Long-Term Capital Gain Total
ABR Dynamic Blend Equity & Volatility Fund
2022 $ 4,936,258 $ 16,217,894 $ 21,154,152
2021 13,165,610 21,803,511 34,969,121
ABR 50/50 Volatility Fund
2022 14,089,983 20,488,638 34,578,621
2021 379 – 379
ABR 75/25 Volatility Fund
2022 26,539,047 43,488,339 70,027,386
2021 – – –
Capital and Other Losses Total
ABR Dynamic Blend Equity & Volatility Fund $ (47,291,649) $ (47,291,649)
ABR 50/50 Volatility Fund (31,426,831) (31,426,831)
ABR 75/25 Volatility Fund (111,904,497) (111,904,497)

ABR Funds
NOTES TO FINANCIAL STATEMENTS
July 31, 2022

On the Statements of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended July 31, 2022. The following reclassifications were the result of distributions in excess of earnings made to meet excise requirements and have no impact on the net assets of the Fund.
Note 9. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required.
Distributable Earnings Paid-in-Capital
ABR Dynamic Blend Equity & Volatility Fund $ 289,213 $ (289,213)
ABR 50/50 Volatility Fund 163,618 (163,618)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Forum Funds II and the Shareholders of
ABR Dynamic Blend Equity & Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25 Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of ABR Dynamic Blend Equity & Volatility Fund, ABR 50/50
Volatility Fund, and ABR 75/25 Volatility Fund, each a series of shares of beneficial interest in Forum Funds II (the “Funds”), including the schedules of investments, as of July 31, 2022, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights as noted in the table below, and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of July 31, 2022, and the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the periods noted in the table below, in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2022 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of one or more of the Funds in the Forum Funds II since 2013.
Philadelphia, Pennsylvania
September 27, 2022
Fund
Statements of Changes in Net Assets and Financial Highlights Presented
ABR Dynamic Blend
Equity & Volatility Fund
The statements of changes in net assets for each of years in the two-year period ended July 31, 2022, and the financial highlights for each of the years in the five-year period ended July 31, 2022
ABR 50/50
Volatility Fund
The statements of changes in net assets for each of years in the two-year period ended July 31, 2022, and the financial highlights for
Institutional Shares: each of the years in the four-year period ended July 31, 2022 and for the period October 2, 2017 (commencement of operations) through July 31, 2018 and for Investor Shares: each of the years in the four-year period ended July 31, 2022 and for the period October 11, 2017 (commencement of operations) through July 31, 2018
ABR 75/25
Volatility Fund
The statements of changes in net assets for the year ended July 31, 2022 and for the period August 3, 2020 (commencement of operations) through July 31, 2021 and the financial highlights for Institutional Shares: for the year ended July 31, 2022 and for the period August 3, 2020 through July 31, 2021 and for Investor Shares: for the year ended July 31, 2022 and for the period August 5,
2020 (commencement of operations) through July 31, 2021

ABR Funds
ADDITIONAL INFORMATION (Unaudited)
July 31, 2022

Investment Advisory Agreement Approval
At the June 10, 2022 Board meeting (the “June meeting”), the Board, including the Independent Trustees, met and considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Funds (the “Advisory
Agreement”). In preparation for the June meeting, the Board was presented with a range of information to assist in its deliberations. The
Board requested and reviewed written responses from the Adviser to a letter circulated on the Board's behalf concerning the Adviser’s personnel, operations, financial condition, performance, compensation and services provided to the Funds by the Adviser. During its deliberations, the Board received an oral presentation from the Adviser and discussed the materials with the Adviser, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and, as necessary, with the Trust's administrator. The Independent
Trustees also met in executive session with Independent Legal Counsel while deliberating.
At the June meeting, the Board reviewed, among other matters, the topics discussed below.
Nature, Extent & Quality of Services
Based on written materials received and the presentation from senior representatives of the Adviser regarding the personnel, operations, and financial condition of the Adviser, the Board considered the quality of services provided by the Adviser under the Advisory
Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Funds, as well as the investment philosophy and decision-making process of those professionals and the capability and integrity of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources and noted the Adviser’s representations that the firm is financially stable and has the operational capability and the necessary staffing and experience to continue providing quality investment advisory services to the Funds. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Funds under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Funds, including the investment objective and strategy of each Fund, the Board reviewed the performance of each Fund compared to their respective benchmarks and compared to independent peer groups of funds identified by Strategic Insight, Inc. (“Strategic Insight”) as having characteristics similar to those of the Funds.
The Board observed that the ABR Dynamic Blend Equity & Volatility Fund underperformed its primary benchmark index, the S&P 500
Index, for the one-, three-, and five-year periods ended March 31, 2022, and for the period since the ABR Dynamic Blend Equity &
Volatility Fund’s inception on August 3, 2015. The Board noted the Adviser’s representation that the S&P 500 Index is not believed to provide the most representative comparison of the ABR Dynamic Blend Equity & Volatility Fund’s performance due to the unique nature of the ABR Dynamic Blend Equity & Volatility Fund’s investment strategy, including the fact that the ABR Dynamic Blend Equity &
Volatility Fund, unlike the S&P 500 Index, invests in securities other than equity securities, such as volatility instruments, and that the
ABR Dynamic Blend Equity & Volatility Fund is likely to lag the performance of equity securities during a relatively strong 12-month period for equities, such as the 12-month period ended March 31, 2022. The Board also noted the Adviser’s representation that the ABR
Dynamic Blend Equity & Volatility Fund follows a volatility trend-following model and, as such, the ABR Dynamic Blend Equity &
Volatility Fund is expected to produce lower returns during large trend changes and choppy, trendless markets, such as the 12-month period ended March 31, 2022. At the Adviser’s request, the Board considered the ABR Dynamic Blend Equity & Volatility Fund’s performance against that of the CBOE Eurekahedge Long Volatility Hedge Fund Index (the “Comparable Index”), which was believed by the Adviser to serve as a more representative comparative benchmark for the ABR Dynamic Blend Equity & Volatility Fund because the constituents of the Comparable Index employ investment strategies that take a net long view on implied volatility with a goal of positive absolute return, similar to the ABR Dynamic Blend Equity & Volatility Fund. The Board observed that the ABR Dynamic Blend
Equity & Volatility Fund outperformed the Comparable Index for the one-year period ended March 31, 2022.
The Board also observed that the ABR Dynamic Blend Equity & Volatility Fund underperformed the average of its Strategic Insight peers for the one-year period ended March 31, 2022 and outperformed the average of the Strategic Insight peers for the three- and five-
year periods ended March 31, 2022. The Board noted the Adviser’s representation that the unique nature of the ABR Dynamic Blend
Equity & Volatility Fund’s investment strategy resulted in a limited universe of peer funds and that the peer funds identified by Strategic

ABR Funds
ADDITIONAL INFORMATION (Unaudited)
July 31, 2022

Insight were not believed to provide the most representative comparison due to the peer funds’ low correlation to the holdings in the
ABR Dynamic Blend Equity & Volatility Fund’s portfolio, which is index driven, and the differences in the peer funds’ approaches to managing volatility. At the request of the Adviser, the Board compared the performance of the ABR Dynamic Blend Equity &
Volatility Fund to a group of funds identified by the Adviser as having characteristics more closely aligned to those of the ABR Dynamic
Blend Equity & Volatility Fund (the “Long Volatility Comparable Peers”). The Board considered the Adviser’s representation that the performance of the ABR Dynamic Blend Equity & Volatility Fund more closely aligned with the performance of the Long Volatility
Comparable Peers than the performance of the Strategic Insight peers. The Board also noted the Adviser’s representation that the ABR
Dynamic Blend Equity & Volatility Fund performed in line with the Adviser’s expectations during recent periods of market volatility, which demonstrated the effectiveness of the ABR Dynamic Blend Equity & Volatility Fund’s investment strategy.
The Board observed that the ABR 50/50 Volatility Fund outperformed the FTSE 3-Month U.S. T-Bill Index, the ABR 50/50 Volatility
Fund’s primary benchmark index, for the one- and three-year periods ended March 31, 2022 and for the period since the ABR 50/50
Volatility Fund’s inception on October 2, 2017. The Board considered the Adviser’s representation that the Adviser also considers the performance of the ABR 50/50 Volatility Fund as compared to that of the CBOE Eurekahedge Short Volatility Index (“Comparable
Index”), which was believed by the Adviser to serve as a representative comparison for the ABR 50/50 Volatility Fund because the constituents of the Comparable Index employ investment strategies that take a net short view on implied volatility with a goal of positive absolute return, similar to the ABR 50/50 Volatility Fund. The Board observed that the ABR 50/50 Volatility Fund outperformed the
Comparable Index for the one-year period ended March 31, 2022.
The Board also observed that the ABR 50/50 Volatility Fund outperformed the average of its Strategic Insight peers for the one-
and three-year periods ended March 31, 2022. The Board also noted the Adviser’s representation that the ABR 50/50 Volatility Fund performed in line with the Adviser’s expectations during the recent periods of heightened market volatility, which demonstrated the effectiveness of the ABR 50/50 Volatility Fund’s investment strategy.
The Board observed that the ABR 75/25 Volatility Fund outperformed the FTSE 3-Month U.S. T-Bill Index, the ABR 75/25 Volatility
Fund’s primary benchmark index, for the one-year period ended March 31, 2022 and for the period since the ABR 75/25 Volatility
Fund’s inception on August 3, 2020. The Board also observed that the ABR 75/25 Volatility Fund outperformed the average of its
Strategic Insight peers for the one-year period ended March 31, 2022. The Board noted the Adviser’s representation that the ABR 75/25
Volatility Fund performed in line with the Adviser’s expectations during the recent periods of market volatility, which demonstrated the effectiveness of the ABR 75/25 Volatility Fund’s investment strategy.
In consideration of the Funds’ investment strategies and the foregoing performance information, among other relevant considerations, the Board determined that the Funds could benefit from the Adviser’s continued management of each Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Funds and analyzed comparative information on actual advisory fee rates and actual total expense ratios of the Funds’ respective Strategic Insight peer groups. The Board observed that, among other things, the actual advisory fee rates and total expense ratios for each of the Funds were higher than the median of their respective Strategic Insight peer groups.
The Board noted that the Adviser had imposed contractual expense caps, which required the Adviser to waive its advisory fees as necessary to ensure that each Fund’s expenses did not exceed the contractual cap, and that the Adviser had waived a portion of its advisory fees for each Fund during the period. Finally, the Board noted the Adviser’s representation that the actual advisory fee rates charged to each Fund were commensurate with the services rendered to each Fund and that the advisory fee arrangements were believed by the Adviser to be competitive and consistent with expectations within the marketplace for the strategies.
Further, with respect to all of the Funds, the Board recognized that the Adviser’s fees do not include performance and similar fees paid by hedge funds and other vehicles with which the Funds compete given the hedge fund-like nature of the Funds’ investment strategies.
Under these circumstances, the Board concluded that it was difficult to make meaningful comparisons between the Funds’ actual advisory fee rates and net expense ratios and those of the Funds’ respective Strategic Insight peers due to, among other things, variations between the strategies of the Funds and those provided to the Strategic Insight peer funds by their advisers.
Based on the foregoing and other applicable considerations, the Board concluded that the advisory fee rates to be charged to the Funds under the Advisory Agreement appeared to be reasonable under all of the facts and circumstances.

ABR Funds
ADDITIONAL INFORMATION (Unaudited)
July 31, 2022

Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the Funds.
In this regard, the Board considered the Adviser’s resources devoted to the Funds, as well as the Adviser’s discussion of the aggregate costs and profitability of its mutual fund activities. The Board noted the Adviser’s representation that it continued to waive its advisory fee as necessary to ensure each Fund’s expenses did not exceed the contractual expense cap. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Funds appeared to be reasonable in light of the nature, extent and quality of the services provided by the Adviser.
Economies of Scale
The Board considered whether the Funds were benefitting, or may benefit in the future, from any economies of scale. In this regard, the
Board considered each Fund’s fee structure, asset size, net expense ratio, and the fees of comparable advisers, recognizing that an analysis of economies of scale is generally most relevant when a fund has achieved a substantial size. The Board reviewed relevant materials, including information and representations from the Adviser, in considering whether the use of breakpoints would be appropriate at this time, and the Board noted the existence of the Adviser’s ongoing expense limitation agreement obligations. The Board considered the
Adviser’s representation that, notwithstanding recent growth in the Funds’ assets, the Adviser did not believe that any of the Funds had achieved scale to a degree warranting breakpoints in the advisory fees or reductions in the expense limitation agreements. Based on the foregoing and other relevant considerations, the Board concluded that the information presented generally supported the renewal of the
Advisory Agreement at current fee levels.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Funds. Based on the foregoing representation and other applicable considerations, the Board concluded that other benefits received by the Adviser from its relationship with the Funds were not a material factor in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Independent Trustee Counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory
Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.
Proxy Voting Information
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each
Fund’s portfolio is available, without charge and upon request, by calling (855) 422-4518 and on the U.S. Securities and Exchange
Commission’s (the “SEC”) website at www.sec.gov. Each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge and upon request, by calling (855) 422-4518 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Funds , you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor
Shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

ABR Funds
ADDITIONAL INFORMATION (Unaudited)
July 31, 2022

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February
1, 2022 through July 31, 2022.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The ABR Dynamic Blend
Equity & Volatility Fund, ABR 50/50 Volatility Fund and ABR 75/25 Volatility Fund designate 94.14%, 98.84% and 100.00% , of the income dividends as short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD) , respectively .
Pursuant to Section 852(b)(3) of the Internal Revenue Code, ABR Dynamic Blend Equity & Volatility Fund, ABR 50/50 Volatility Fund
and ABR 75/25 Volatility Fund designated $16,217,894, $20,488,638 and $43,488,339 as long-term capital gain dividends, respectively.
Beginning
Account Value
February 1, 2022
Ending
Account Value
July 31, 2022
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
ABR Dynamic Blend Equity & Volatility Fund
Institutional Shares
Actual $ 1,000.00 $ 831.10 $ 9.08 2.00%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,014.88 $ 9.99 2.00%
Investor Shares
Actual $ 1,000.00 $ 829.68 $ 10.21 2.25%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,013.64 $ 11.23 2.25%
ABR 50/50 Volatility Fund
Institutional Shares
Actual $ 1,000.00 $ 748.60 $ 10.84 2.50%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,012.40 $ 12.47 2.50%
Investor Shares
Actual $ 1,000.00 $ 747.52 $ 11.92 2.75%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,011.16 $ 13.71 2.75%
ABR 75/25 Volatility Fund
Institutional Shares
Actual $ 1,000.00 $ 799.01 $ 7.81 1.75%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,016.12 $ 8.75 1.75%
Investor Shares
Actual $ 1,000.00 $ 797.03 $ 8.91 2.00%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,014.88 $ 9.99 2.00%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365 to reflect the half-year period.

ABR Funds
ADDITIONAL INFORMATION (Unaudited)
July 31, 2022

Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust.
Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland,
Maine 04101. Each Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (855) 422-4518.
(1)
Jessica Chase is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as President of the
Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of
Series in Fund
Complex
Overseen
By Trustee
Other
Directorships
Held By
Trustee During
Past Five Years
Independent Trustees
David Tucker
Born: 1958
Chairman of the
Board; Trustee;
Chairman,
Nominating
Committee and
Qualified Legal
Compliance
Committee
Since 2013 Director, Blue Sky Experience (a
charitable endeavor), since 2008; Senior
Vice President & General Counsel,
American Century Companies (an
investment management firm), 1998-
2008.
3 Trustee, Forum
Funds; Trustee, U.S.
Global Investors
Funds.
Mark D. Moyer
Born: 1959
Trustee; Chairman
Audit Committee
Since 2013 Chief Financial Officer, Freedom
House (a NGO advocating political
freedom and democracy), 2017-2021;
independent consultant providing
interim CFO services, principally to
non-profit organizations, 2011-2017.
3 Trustee, Forum
Funds; Trustee, U.S.
Global Investors
Funds.
Jennifer
Brown-Strabley
Born: 1964
Trustee Since 2013 Principal, Portland Global Advisors (a
registered investment adviser), 1996-
2010.
3 Trustee, Forum
Funds; Trustee, U.S.
Global Investors
Funds.
Interested Trustees
(1)
Jessica Chase
Born: 1970
Trustee Since 2019 Director, Apex Fund Services since
2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
3 Trustee, Forum
Funds, Trustee, U.S.
Global Investors
Funds.

ABR Funds
ADDITIONAL INFORMATION (Unaudited)
July 31, 2022

Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past 5 Years
Officers
Jessica Chase
Born: 1970
President; Principal Executive
Officer
Since 2015 Director, Apex Fund Services since 2019;
Senior Vice President, Atlantic Fund Services
2008-2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2013 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Zachary Tackett
Born: 1988
Vice President; Secretary and Anti-
Money Laundering Compliance
Officer
Since 2014 Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services 2014-
2019.
Timothy Bowden
Born: 1969
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2008-2019.
Michael J. McKeen
Born: 1971
Vice President Since 2013 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Geoffrey Ney
Born: 1975
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-2019.
Carlyn Edgar
Born: 1963
Chief Compliance Officer Since 2013 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.

ABR Funds
FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
(855) 422-4518 (toll free)
INVESTMENT ADVISER
ABR Dynamic Funds, LLC
17 State Street, Suite 725
New York, NY 10004
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information. For the most recent month-end performance and current fund prices, please call (855) 422-4518.
227-ANR-0722

ITEM 2. CODE OF ETHICS.
(a)

As of the end of the period covered by this report, Forum Funds II (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)

There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)

There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)

Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 13(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $42,000 in 2021 and $42,000 in 2022.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2021 and $0 in 2022.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $9,000 in 2021 and $9,000 in 2022.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2021 and $0 in 2022.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”).  In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2021 and $0 in 2022.  There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.

(a)

Included as part of report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

TEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	September 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	September 19, 2022

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	September 19, 2022